Income Taxes (Narrative) (Details) - CAD ($)	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Statement [Line Items]
Unused tax credits for which no deferred tax asset recognised	$ 5,773,473	$ 5,817,339
Non-capital losses carried forward [Member]
Statement [Line Items]
Unused tax losses for which no deferred tax asset recognised	31,793,000	26,424,000	$ 24,367,000
Net operating losses [Member]
Statement [Line Items]
Unused tax losses for which no deferred tax asset recognised	1,668,000	1,668,000	1,668,000
Capital losses carried forward [Member]
Statement [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 2,295,000	$ 2,295,000	$ 2,295,000